Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	May 03, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	$ 24,183	$ 24,425	$ 22,910	$ 22,271	$ 20,584	$ 18,538	$ 19,191	$ 18,075	$ 16,844	$ 15,346	$ 16,469	$ 19,527	$ 20,633	$ 19,342	$ 19,548	$ 18,202	$ 17,406	$ 15,178	$ 14,036	$ 11,774	$ 14,973	$ 13,742	$ 13,746	$ 13,267	$ 11,827	$ 13,555	$ 13,000	$ 12,931	$ 13,056	$ 12,348	$ 11,740		$ 11,259	$ 10,531	$ 10,408	$ 9,884	$ 9,787	$ 9,764	$ 9,296	$ 10,266	$ 10,231	$ 10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	1,053,829	1,064,354	998,326	970,480	896,962	807,824	836,279	787,625	734,000	668,714	717,656	850,914	899,113	842,842	851,823	793,181	758,506	661,387	611,657	513,054	652,451	598,848	599,003	578,122	515,375	590,700	566,473	563,466	568,937	538,103	511,592	$ 500,000
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Account Value [Line Items]
Account Value	22,607	22,702	20,631	20,991	19,681	17,765	18,616	17,194	15,584	14,392	15,132	18,444	19,704	18,301	18,621	17,733	16,593	13,806	12,086	10,148	13,841	12,867	12,996	12,480	11,141	13,108	12,578	13,032	13,268	12,593	11,861		$ 11,308	$ 10,601	$ 10,403	$ 9,683	$ 9,840	$ 9,742	$ 9,113	$ 10,209	$ 10,344	$ 10,000
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Account Value [Line Items]
Account Value	$ 973,841	$ 977,957	$ 888,745	$ 904,260	$ 847,819	$ 765,282	$ 801,917	$ 740,694	$ 671,333	$ 619,992	$ 651,837	$ 794,529	$ 848,821	$ 788,382	$ 802,137	$ 763,884	$ 714,796	$ 594,721	$ 520,658	$ 437,136	$ 596,250	$ 554,271	$ 559,858	$ 537,604	$ 479,950	$ 564,671	$ 541,851	$ 561,370	$ 571,542	$ 542,467	$ 510,965	$ 500,000